Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 21.5%
			Canada: 0.1%
186,000			Fortis, Inc./Canada, 3.055%, 10/04/2026	$ 198,233	0.1

			France: 0.7%
572,000		(1)	BNP Paribas SA, 3.500%, 03/01/2023	603,409	0.3
265,000		(1)	BPCE SA, 2.700%, 10/01/2029	269,029	0.2
287,000		(1)	BPCE SA, 5.150%, 07/21/2024	321,483	0.2
				1,193,921	0.7

			Japan: 0.7%
200,000		(1)	Mizuho Bank Ltd., 3.200%, 03/26/2025	214,216	0.2
200,000			Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	209,741	0.1
639,000			Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	705,180	0.4
				1,129,137	0.7

			Mexico: 0.0%
MXN	1,007,437	(2),(3)	Banco Invex SA / Hipotecaria Credito y Casa SA de CV, 6.450%, 03/13/2034	–	–
MXN	45,206	(2)	JP Morgan / Hipotecaria su Casita, 6.100%, 09/25/2035	2,208	0.0
				2,208	0.0

			Netherlands: 0.7%
490,000			Shell International Finance BV, 3.250%, 05/11/2025	529,758	0.3
275,000			Shell International Finance BV, 4.000%, 05/10/2046	307,207	0.2
300,000		(1)	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026	310,713	0.2
				1,147,678	0.7

			Norway: 0.0%
41,000			Equinor ASA, 3.125%, 04/06/2030	43,403	0.0

			South Africa: 0.1%
ZAR	1,000,000		Transnet SOC Ltd., 10.800%, 11/06/2023	73,184	0.1

			Switzerland: 0.4%
400,000		(1)	Credit Suisse AG, 6.500%, 08/08/2023	441,450	0.3
250,000			UBS AG/Stamford CT, 7.625%, 08/17/2022	272,588	0.1
				714,038	0.4

			United Kingdom: 0.7%
405,000		(4)	HSBC Holdings PLC, 3.973%, 05/22/2030	438,712	0.3
200,000		(1)	LSEGA Financing PLC, 3.200%, 04/06/2041	198,802	0.1
200,000		(1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	214,338	0.1
230,000		(1)	Standard Chartered PLC, 5.300%, 01/09/2043	271,037	0.2
				1,122,889	0.7

			United States: 18.1%
185,000			AbbVie, Inc., 3.200%, 11/21/2029	196,943	0.1
154,000			AbbVie, Inc., 3.800%, 03/15/2025	168,368	0.1
374,000			AbbVie, Inc., 4.050%, 11/21/2039	419,283	0.3
321,000			AbbVie, Inc., 4.300%, 05/14/2036	370,873	0.2
100,000			Advance Auto Parts, Inc., 3.900%, 04/15/2030	108,868	0.1
53,000			Aetna, Inc., 2.800%, 06/15/2023	55,307	0.0
175,000			Altria Group, Inc., 4.500%, 05/02/2043	183,200	0.1
92,000			Altria Group, Inc., 4.800%, 02/14/2029	105,777	0.1
67,000			American Electric Power Co., Inc., 3.250%, 03/01/2050	62,494	0.0
59,000			American International Group, Inc., 4.250%, 03/15/2029	66,452	0.0
459,000			American International Group, Inc., 4.500%, 07/16/2044	520,839	0.3
59,000			American International Group, Inc., 4.750%, 04/01/2048	70,377	0.0
450,000			American Tower Corp., 2.750%, 01/15/2027	470,217	0.3
300,000			Amgen, Inc., 3.200%, 11/02/2027	325,270	0.2
88,000			Amgen, Inc., 4.563%, 06/15/2048	105,164	0.1
170,000			Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	203,532	0.1
130,000			Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	152,009	0.1
80,000			Apple, Inc., 2.650%, 02/08/2051	73,249	0.0
93,000			Apple, Inc., 3.450%, 02/09/2045	99,090	0.1
548,000		(1)	AT&T, Inc., 3.650%, 09/15/2059	501,900	0.3
301,000			AT&T, Inc., 4.300%, 02/15/2030	339,104	0.2
225,000		(4)	Bank of America Corp., 1.898%, 07/23/2031	211,530	0.1
59,000		(4)	Bank of America Corp., 2.496%, 02/13/2031	58,526	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
400,000	(4)	Bank of America Corp., 3.419%, 12/20/2028	$ 429,810	0.3
400,000	(4)	Bank of America Corp., 3.864%, 07/23/2024	428,572	0.3
233,000		Bank of America Corp., 4.183%, 11/25/2027	259,309	0.2
258,000	(4)	Bank of America Corp., 4.330%, 03/15/2050	298,004	0.2
262,000		Bank of New York Mellon Corp., 2.050%, 05/03/2021	262,000	0.2
137,000		BAT Capital Corp., 2.259%, 03/25/2028	135,013	0.1
74,000		Boeing Co/The, 5.150%, 05/01/2030	85,322	0.1
233,000		Booking Holdings, Inc., 4.500%, 04/13/2027	270,710	0.2
59,000		Boston Scientific Corp., 4.000%, 03/01/2029	65,672	0.0
41,000		BP Capital Markets America, Inc., 3.000%, 02/24/2050	37,651	0.0
126,000		Bristol-Myers Squibb Co., 3.875%, 08/15/2025	140,192	0.1
80,000		Brookfield Finance LLC, 3.450%, 04/15/2050	75,928	0.0
25,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	29,553	0.0
65,000		Carrier Global Corp., 2.722%, 02/15/2030	65,666	0.0
225,000		Cigna Corp., 3.200%, 03/15/2040	225,631	0.1
59,000		Cigna Corp., 3.400%, 03/15/2050	58,123	0.0
579,000		Citigroup, Inc., 4.000%, 08/05/2024	632,890	0.4
469,000		Citigroup, Inc., 5.500%, 09/13/2025	544,149	0.3
278,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	284,613	0.2
165,000		Comcast Corp., 2.350%, 01/15/2027	172,368	0.1
59,000		Comcast Corp., 3.750%, 04/01/2040	64,823	0.0
310,000		Comcast Corp., 4.150%, 10/15/2028	355,000	0.2
110,000		Comcast Corp., 4.250%, 01/15/2033	127,188	0.1
80,000		Comcast Corp., 5.650%, 06/15/2035	105,507	0.1
72,000		Consumers Energy Co., 3.100%, 08/15/2050	71,104	0.0
177,000		Crown Castle International Corp., 2.900%, 04/01/2041	163,081	0.1
65,000		CSX Corp., 4.500%, 08/01/2054	76,841	0.0
510,000		CVS Health Corp., 4.300%, 03/25/2028	579,489	0.3
313,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	370,867	0.2
101,209		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	103,575	0.1
80,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	85,442	0.1
135,000		Discovery Communications LLC, 5.300%, 05/15/2049	161,784	0.1
26,000		Dollar General Corp., 3.500%, 04/03/2030	28,074	0.0
120,000	(4)	Dominion Energy, Inc., 4.650%, 12/31/2199	126,636	0.1
200,000		DTE Electric Co., 2.950%, 03/01/2050	190,258	0.1
108,000		DTE Electric Co., 4.300%, 07/01/2044	124,358	0.1
125,000		Duke Energy Carolinas LLC, 3.200%, 08/15/2049	122,809	0.1
85,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	84,038	0.1
85,000		Duke Energy Indiana LLC, 3.750%, 05/15/2046	89,145	0.1
1,026,000		Energy Transfer Operating L.P., 4.900%, 02/01/2024	1,120,593	0.7
280,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	301,564	0.2
36,000		Entergy Louisiana LLC, 2.900%, 03/15/2051	33,104	0.0
200,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	226,301	0.1
112,000		Essential Utilities, Inc., 2.704%, 04/15/2030	113,111	0.1
111,000		Evergy Kansas Central, Inc., 3.250%, 09/01/2049	109,028	0.1
72,000		Evergy Kansas Central, Inc., 4.125%, 03/01/2042	79,789	0.1
100,000		Exxon Mobil Corp., 2.610%, 10/15/2030	102,030	0.1
57,000		Exxon Mobil Corp., 2.995%, 08/16/2039	55,600	0.0
58,000		Exxon Mobil Corp., 3.095%, 08/16/2049	55,097	0.0
147,000		Exxon Mobil Corp., 3.452%, 04/15/2051	148,723	0.1
202,000		FedEx Corp., 4.050%, 02/15/2048	220,506	0.1
59,000		FedEx Corp., 5.250%, 05/15/2050	75,767	0.0
318,000		Fifth Third Bancorp, 8.250%, 03/01/2038	513,927	0.3
532,000		FirstEnergy Corp., 4.750%, 03/15/2023	560,808	0.3
233,000		Fiserv, Inc., 3.200%, 07/01/2026	251,663	0.2
215,000		Florida Power & Light Co., 4.125%, 02/01/2042	246,999	0.1
200,000		General Dynamics Corp., 3.500%, 04/01/2027	220,885	0.1
144,000		General Electric Co., 3.625%, 05/01/2030	155,216	0.1
205,000		General Electric Co., 6.750%, 03/15/2032	274,910	0.2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
100,000		General Mills, Inc., 2.875%, 04/15/2030	$ 103,316	0.1
224,000		General Motors Financial Co., Inc., 4.300%, 07/13/2025	246,451	0.1
945,000		Goldman Sachs Group, Inc./The, 3.000%, 04/26/2022	946,487	0.6
130,000		Healthpeak Properties, Inc., 3.000%, 01/15/2030	134,200	0.1
50,000		Home Depot, Inc./The, 3.125%, 12/15/2049	49,226	0.0
270,000		Intel Corp., 3.250%, 11/15/2049	272,042	0.2
59,000		Intel Corp., 4.750%, 03/25/2050	74,082	0.0
55,000		Intercontinental Exchange, Inc., 3.000%, 06/15/2050	50,491	0.0
162,000		Intercontinental Exchange, Inc., 4.250%, 09/21/2048	180,523	0.1
150,000		Johnson & Johnson, 3.400%, 01/15/2038	164,923	0.1
50,000		Johnson & Johnson, 3.625%, 03/03/2037	56,578	0.0
225,000	(4)	JPMorgan Chase & Co., 2.522%, 04/22/2031	224,707	0.1
96,000	(4)	JPMorgan Chase & Co., 3.964%, 11/15/2048	106,049	0.1
59,000	(4)	JPMorgan Chase & Co., 4.493%, 03/24/2031	68,055	0.0
478,000	(4)	JPMorgan Chase & Co., 6.000%, 12/31/2199	502,740	0.3
110,000		Kimco Realty Corp., 3.700%, 10/01/2049	110,670	0.1
222,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	244,759	0.1
162,000		Kroger Co/The, 4.650%, 01/15/2048	188,698	0.1
45,000		McDonald's Corp., 3.625%, 05/01/2043	46,922	0.0
50,000		McDonald's Corp., 3.625%, 09/01/2049	52,332	0.0
380,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	402,318	0.2
170,000		Mississippi Power Co., 4.250%, 03/15/2042	188,044	0.1
100,000		Mondelez International, Inc., 2.750%, 04/13/2030	102,213	0.1
303,000	(4)	Morgan Stanley, 3.622%, 04/01/2031	329,362	0.2
372,000		Morgan Stanley, 3.750%, 02/25/2023	394,541	0.2
618,000		Morgan Stanley, 4.100%, 05/22/2023	661,050	0.4
150,000		Mosaic Co/The, 3.250%, 11/15/2022	155,868	0.1
280,000		National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	313,012	0.2
43,000		Newmont Corp., 3.700%, 03/15/2023	45,169	0.0
143,000		Northern States Power Co/MN, 3.600%, 09/15/2047	153,322	0.1
78,000		NVIDIA Corp., 3.500%, 04/01/2040	84,076	0.1
39,000		ONEOK, Inc., 3.100%, 03/15/2030	39,316	0.0
233,000		Oracle Corp., 2.800%, 04/01/2027	245,514	0.1
78,000		Oracle Corp., 3.600%, 04/01/2040	78,495	0.0
54,000		Oracle Corp., 3.950%, 03/25/2051	55,764	0.0
48,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	52,543	0.0
95,000		O'Reilly Automotive, Inc., 4.350%, 06/01/2028	107,800	0.1
115,000		Owl Rock Capital Corp., 3.400%, 07/15/2026	116,591	0.1
26,000		Pacific Gas and Electric Co., 4.250%, 03/15/2046	24,982	0.0
21,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	20,501	0.0
33,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	32,678	0.0
140,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	146,017	0.1
168,000		PECO Energy Co., 4.150%, 10/01/2044	190,345	0.1
460,000		Philip Morris International, Inc., 3.875%, 08/21/2042	488,405	0.3
63,000		Phillips 66, 3.850%, 04/09/2025	69,096	0.0
45,000		Puget Sound Energy, Inc., 3.250%, 09/15/2049	43,440	0.0
160,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	191,209	0.1
75,000		Reynolds American, Inc., 5.850%, 08/15/2045	88,586	0.1
272,000		Reynolds American, Inc., 6.150%, 09/15/2043	328,746	0.2
25,000		Ross Stores, Inc., 4.700%, 04/15/2027	28,490	0.0
370,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	398,911	0.2
35,000		Southern California Edison Co., 3.650%, 02/01/2050	34,684	0.0
104,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	112,714	0.1
40,000		Texas Instruments, Inc., 3.875%, 03/15/2039	46,054	0.0
272,000		Time Warner Cable LLC, 5.875%, 11/15/2040	338,821	0.2
225,000	(1)	T-Mobile USA, Inc., 3.000%, 02/15/2041	209,256	0.1
233,000	(1)	T-Mobile USA, Inc., 3.750%, 04/15/2027	254,939	0.2
59,000	(1)	T-Mobile USA, Inc., 3.875%, 04/15/2030	64,110	0.0
90,000		United Parcel Service, Inc., 3.400%, 09/01/2049	94,343	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
76,738		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	$ 79,724	0.1
86,000		Verizon Communications, Inc., 3.400%, 03/22/2041	87,430	0.1
86,000		Verizon Communications, Inc., 3.550%, 03/22/2051	86,037	0.1
230,000		Verizon Communications, Inc., 4.125%, 03/16/2027	260,713	0.2
365,000		Verizon Communications, Inc., 4.125%, 08/15/2046	400,949	0.2
216,000		ViacomCBS, Inc., 3.700%, 08/15/2024	234,301	0.1
252,000		ViacomCBS, Inc., 4.375%, 03/15/2043	272,315	0.2
233,000		VMware, Inc., 4.650%, 05/15/2027	264,456	0.2
100,000		Walmart, Inc., 3.700%, 06/26/2028	112,539	0.1
99,000		Walt Disney Co/The, 5.400%, 10/01/2043	131,896	0.1
240,000	(4)	Wells Fargo & Co., 2.406%, 10/30/2025	250,817	0.2
327,000		Wells Fargo & Co., 3.000%, 10/23/2026	349,190	0.2
			30,350,131	18.1

	Total Corporate Bonds/Notes
	(Cost $34,456,886)		35,974,822	21.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 14.6%
		United States: 14.6%
190,953	(4)	Adjustable Rate Mortgage Trust 2006-2 1A1, 3.338%, 05/25/2036	187,147	0.1
189,093		Alternative Loan Trust 2005-51 3A2A, 1.549%, (12MTA + 1.290%), 11/20/2035	178,605	0.1
65,558		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	44,460	0.0
340,217		Banc of America Funding 2005-1 Trust 1A1, 5.500%, 02/25/2035	349,785	0.2
31,366		CHL Mortgage Pass-Through Trust 2005-17 1A8, 5.500%, 09/25/2035	31,709	0.0
35,481		CHL Mortgage Pass-Through Trust 2005-J4 A7, 5.500%, 11/25/2035	34,916	0.0
218,562		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	161,163	0.1
45,845	(4)	Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 2.948%, 05/25/2035	47,206	0.0
225,020		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	223,770	0.1
44,548		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.609%, (US0001M + 0.500%), 11/25/2035	24,888	0.0
172,204		Countrywide Asset-Backed Certificates 2005-IM1 M1, 0.829%, (US0001M + 0.720%), 11/25/2035	170,213	0.1
200,755	(1),(4)	CSMC Trust 2015-3 B1, 3.908%, 03/25/2045	203,469	0.1
1,297	(1)	Deutsche ALT-A Securities, Inc. ALT2007-RS1 A2, 0.615%, (US0001M + 0.500%), 01/27/2037	1,276	0.0
446,323		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.759%, (US0001M + 3.650%), 09/25/2029	460,114	0.3
450,276		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.109%, (US0001M + 3.000%), 10/25/2029	462,176	0.3
363,797		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.609%, (US0001M + 2.500%), 05/25/2030	367,227	0.2
173,853	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.409%, (US0001M + 2.300%), 08/25/2031	174,718	0.1
59,808	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.559%, (US0001M + 2.450%), 07/25/2031	60,149	0.0
49,722	(5)	Fannie Mae Interest Strip Series 254 2, 7.500%, 01/25/2024	3,577	0.0
13,286	(5)	Fannie Mae Interest Strip Series 294 2, 7.000%, 02/25/2028	2,348	0.0
118,523	(5)	Fannie Mae Interest Strip Series 319 2, 6.500%, 02/25/2032	24,339	0.0
42,874	(5)	Fannie Mae Interest Strip Series 328 2, 6.000%, 12/25/2032	8,938	0.0
18,678	(5)	Fannie Mae Interest Strip Series 331 5, 6.000%, 02/25/2033	3,893	0.0
23,034	(5)	Fannie Mae Interest Strip Series 332 2, 6.000%, 03/25/2033	4,968	0.0
18,210	(5)	Fannie Mae Interest Strip Series 334 12, 6.000%, 03/25/2033	3,861	0.0
22,204	(5)	Fannie Mae Interest Strip Series 338 2, 5.500%, 07/25/2033	3,927	0.0
9,598	(5)	Fannie Mae Interest Strip Series 356 10, 5.500%, 06/25/2035	2,063	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
10,548	(5)	Fannie Mae Interest Strip Series 364 15, 6.000%, 09/25/2035	$ 2,207	0.0
341,201	(5)	Fannie Mae Interest Strip Series 418 5, 3.500%, 08/25/2043	49,880	0.0
478,214	(4),(5)	Fannie Mae Interest Strip Series 418 80, 3.500%, 08/25/2033	54,160	0.0
5,972		Fannie Mae REMIC Trust 1999-14 MB, 6.500%, 04/25/2029	6,613	0.0
8,593		Fannie Mae REMIC Trust 2001-80 ZB, 6.000%, 01/25/2032	9,782	0.0
42,082	(5)	Fannie Mae REMIC Trust 2002-12 SB, 7.641%, (-1.000*US0001M + 7.750%), 07/25/2031	9,861	0.0
26,432	(5)	Fannie Mae REMIC Trust 2002-2 SW, 7.641%, (-1.000*US0001M + 7.750%), 02/25/2032	6,324	0.0
11,016		Fannie Mae REMIC Trust 2002-21 PE, 6.500%, 04/25/2032	12,981	0.0
4,524		Fannie Mae REMIC Trust 2002-29 F, 1.109%, (US0001M + 1.000%), 04/25/2032	4,631	0.0
14,025	(5)	Fannie Mae REMIC Trust 2002-41 S, 7.841%, (-1.000*US0001M + 7.950%), 07/25/2032	2,713	0.0
1,392		Fannie Mae REMIC Trust 2002-64 FJ, 1.109%, (US0001M + 1.000%), 04/25/2032	1,425	0.0
3,106		Fannie Mae REMIC Trust 2002-68 FH, 0.608%, (US0001M + 0.500%), 10/18/2032	3,125	0.0
499,026	(5)	Fannie Mae REMIC Trust 2002-77 JS, 7.892%, (-1.000*US0001M + 8.000%), 12/18/2032	118,633	0.1
12,808		Fannie Mae REMIC Trust 2002-84 FB, 1.109%, (US0001M + 1.000%), 12/25/2032	13,112	0.0
12,806		Fannie Mae REMIC Trust 2003-11 FA, 1.109%, (US0001M + 1.000%), 09/25/2032	13,111	0.0
2,792		Fannie Mae REMIC Trust 2003-116 FA, 0.509%, (US0001M + 0.400%), 11/25/2033	2,806	0.0
17,854	(5)	Fannie Mae REMIC Trust 2003-13 IO, 7.000%, 03/25/2033	4,519	0.0
14,489	(5)	Fannie Mae REMIC Trust 2003-26 IK, 7.000%, 04/25/2033	3,109	0.0
2,489	(5)	Fannie Mae REMIC Trust 2003-52 NS, 6.991%, (-1.000*US0001M + 7.100%), 06/25/2023	65	0.0
315,569	(5)	Fannie Mae REMIC Trust 2004-56 SE, 7.441%, (-1.000*US0001M + 7.550%), 10/25/2033	68,920	0.0
20,447		Fannie Mae REMIC Trust 2005-25 PS, 27.682%, (-4.400*US0001M + 28.160%), 04/25/2035	35,433	0.0
8,524	(5)	Fannie Mae REMIC Trust 2005-40 SB, 6.641%, (-1.000*US0001M + 6.750%), 05/25/2035	1,308	0.0
19,104		Fannie Mae REMIC Trust 2005-71 DB, 4.500%, 08/25/2025	19,713	0.0
112,127		Fannie Mae REMIC Trust 2005-74 DK, 23.566%, (-4.000*US0001M + 24.000%), 07/25/2035	169,368	0.1
253,342		Fannie Mae REMIC Trust 2005-87 SB, 23.435%, (-3.667*US0001M + 23.833%), 10/25/2035	391,333	0.2
143,275		Fannie Mae REMIC Trust 2006-104 ES, 32.907%, (-5.000*US0001M + 33.450%), 11/25/2036	273,429	0.2
10,539		Fannie Mae REMIC Trust 2006-11 PS, 24.168%, (-3.667*US0001M + 24.567%), 03/25/2036	17,359	0.0
24,792		Fannie Mae REMIC Trust 2006-46 SW, 23.801%, (-3.667*US0001M + 24.199%), 06/25/2036	38,044	0.0
5,651,775	(5)	Fannie Mae REMIC Trust 2006-51 SA, 6.461%, (-1.000*US0001M + 6.570%), 06/25/2036	1,156,023	0.7
51,550	(5)	Fannie Mae REMIC Trust 2006-90 SX, 7.121%, (-1.000*US0001M + 7.230%), 09/25/2036	9,800	0.0
5,893,778	(5)	Fannie Mae REMIC Trust 2007-116 DI, 5.831%, (-1.000*US0001M + 5.940%), 01/25/2038	1,190,073	0.7
39,813	(5)	Fannie Mae REMIC Trust 2007-88 XI, 6.431%, (-1.000*US0001M + 6.540%), 06/25/2037	8,844	0.0
567,465	(5)	Fannie Mae REMIC Trust 2007-89 SB, 6.441%, (-1.000*US0001M + 6.550%), 09/25/2037	83,782	0.1
1,028,764	(5)	Fannie Mae REMIC Trust 2007-94 SG, 6.341%, (-1.000*US0001M + 6.450%), 10/25/2037	209,006	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
248,774		Fannie Mae REMIC Trust 2010-109 SN, 24.424%, (-5.000*US0001M + 25.000%), 10/25/2040	$ 617,732	0.4
58,232		Fannie Mae REMIC Trust 2010-155 PL, 5.000%, 07/25/2040	64,786	0.0
2,202,835	(5)	Fannie Mae REMIC Trust 2011-55 SK, 6.451%, (-1.000*US0001M + 6.560%), 06/25/2041	508,761	0.3
1,661,113	(5)	Fannie Mae REMIC Trust 2011-86 NS, 5.841%, (-1.000*US0001M + 5.950%), 09/25/2041	295,889	0.2
459,373	(5)	Fannie Mae REMIC Trust 2012-10 US, 6.341%, (-1.000*US0001M + 6.450%), 02/25/2042	80,272	0.1
885,300	(5)	Fannie Mae REMIC Trust 2012-110 JI, 4.000%, 06/25/2042	117,468	0.1
2,174,467	(5)	Fannie Mae REMIC Trust 2012-133 PS, 6.091%, (-1.000*US0001M + 6.200%), 03/25/2042	262,291	0.2
1,597,542	(5)	Fannie Mae REMIC Trust 2012-144 SB, 5.991%, (-1.000*US0001M + 6.100%), 01/25/2043	369,207	0.2
1,046,640	(5)	Fannie Mae REMIC Trust 2012-27 SB, 5.871%, (-1.000*US0001M + 5.980%), 11/25/2041	129,066	0.1
993,864	(5)	Fannie Mae REMIC Trust 2013-64 LI, 3.000%, 06/25/2033	110,066	0.1
4,894,841	(5)	Fannie Mae REMICS 2012-138 DI, 3.000%, 12/25/2027	266,558	0.2
17,259,364	(5)	Fannie Mae REMICS 2021-4 IN, 2.500%, 02/25/2051	2,457,514	1.5
5,178,258	(5)	Freddie Mac 3502 DL, 5.894%, (-1.000*US0001M + 6.000%), 01/15/2039	1,054,809	0.6
224,476		Freddie Mac REMIC Trust 1360 PZ, 7.500%, 09/15/2022	232,129	0.1
9,985		Freddie Mac REMIC Trust 1674 Z, 6.750%, 02/15/2024	10,574	0.0
21,887		Freddie Mac REMIC Trust 1897 K, 7.000%, 09/15/2026	24,256	0.0
5,318	(5)	Freddie Mac REMIC Trust 2035 PE, 7.000%, 03/15/2028	910	0.0
29,444	(5)	Freddie Mac REMIC Trust 2049 PL, 7.000%, 04/15/2028	4,976	0.0
14,121		Freddie Mac REMIC Trust 2122 F, 0.556%, (US0001M + 0.450%), 02/15/2029	14,178	0.0
41,340	(5)	Freddie Mac REMIC Trust 2134 SB, 7.594%, (-1.000*US0001M + 7.700%), 03/15/2029	5,661	0.0
46,793	(5)	Freddie Mac REMIC Trust 2136 SG, 7.544%, (-1.000*US0001M + 7.650%), 03/15/2029	8,103	0.0
58,952	(5)	Freddie Mac REMIC Trust 2177 SB, 8.844%, (-1.000*US0001M + 8.950%), 08/15/2029	11,691	0.0
7,863		Freddie Mac REMIC Trust 2344 FP, 1.056%, (US0001M + 0.950%), 08/15/2031	8,043	0.0
3,170		Freddie Mac REMIC Trust 2412 GF, 1.056%, (US0001M + 0.950%), 02/15/2032	3,239	0.0
29,064		Freddie Mac REMIC Trust 2415 ZA, 6.500%, 02/15/2032	34,591	0.0
4,263		Freddie Mac REMIC Trust 2464 FI, 1.106%, (US0001M + 1.000%), 02/15/2032	4,363	0.0
4,373		Freddie Mac REMIC Trust 2470 LF, 1.106%, (US0001M + 1.000%), 02/15/2032	4,475	0.0
5,998		Freddie Mac REMIC Trust 2471 FD, 1.106%, (US0001M + 1.000%), 03/15/2032	6,137	0.0
4,876		Freddie Mac REMIC Trust 2504 FP, 0.606%, (US0001M + 0.500%), 03/15/2032	4,908	0.0
17,200		Freddie Mac REMIC Trust 2551 LF, 0.606%, (US0001M + 0.500%), 01/15/2033	17,435	0.0
22,886		Freddie Mac REMIC Trust 2676 KY, 5.000%, 09/15/2023	23,771	0.0
229,340		Freddie Mac REMIC Trust 2750 XG, 5.000%, 02/15/2034	263,329	0.2
197,273		Freddie Mac REMIC Trust 2890 PE, 5.000%, 11/15/2034	224,141	0.1
40,492		Freddie Mac REMIC Trust 3001 HT, 8.000%, (-6.667*US0001M + 44.667%), 05/15/2035	46,335	0.0
38,608	(5)	Freddie Mac REMIC Trust 3004 SB, 6.044%, (-1.000*US0001M + 6.150%), 07/15/2035	5,305	0.0
8,857		Freddie Mac REMIC Trust 3025 SJ, 24.361%, (-3.667*US0001M + 24.750%), 08/15/2035	14,774	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
625,835	(5)	Freddie Mac REMIC Trust 3223 S, 5.844%, (-1.000*US0001M + 5.950%), 10/15/2036	$ 98,909	0.1
1,610,315	(5)	Freddie Mac REMIC Trust 3505 SA, 5.894%, (-1.000*US0001M + 6.000%), 01/15/2039	323,983	0.2
1,533,088	(5)	Freddie Mac REMIC Trust 3702 S, 4.344%, (-1.000*US0001M + 4.450%), 05/15/2036	188,664	0.1
1,154,974	(5)	Freddie Mac REMIC Trust 3925 SD, 5.944%, (-1.000*US0001M + 6.050%), 07/15/2040	118,400	0.1
786,473	(5)	Freddie Mac REMIC Trust 4136 SW, 6.144%, (-1.000*US0001M + 6.250%), 11/15/2032	126,011	0.1
433,959	(5)	Freddie Mac REMIC Trust 4161 CI, 4.000%, 02/15/2043	69,291	0.1
5,797,911	(5)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	855,586	0.5
690,676	(5)	Freddie Mac Series 4120 IK, 3.000%, 10/15/2032	71,085	0.1
212,768	(1)	Freddie Mac STACR 2019-HQA3 M2, 1.959%, (US0001M + 1.850%), 09/27/2049	212,363	0.1
800,000	(1)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.209%, (US0001M + 3.100%), 03/25/2050	813,789	0.5
260,254	(1)	Freddie Mac STACR Trust 2019-DNA3 M2, 2.159%, (US0001M + 2.050%), 07/25/2049	260,782	0.2
361,960	(1)	Freddie Mac Stacr Trust 2019-HQA1 M2, 2.459%, (US0001M + 2.350%), 02/25/2049	363,975	0.2
142,656		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 4.009%, (US0001M + 3.900%), 12/25/2027	145,304	0.1
307,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA1 M3, 6.459%, (US0001M + 6.350%), 09/25/2028	328,933	0.2
29,783	(4)	Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.606%, 10/25/2046	30,378	0.0
261,430		Ginnie Mae Series 2007-8 SP, 21.689%, (-3.242*US0001M + 22.048%), 03/20/2037	416,216	0.3
1,211,396	(5)	Ginnie Mae Series 2010-68 MS, 5.739%, (-1.000*US0001M + 5.850%), 06/20/2040	226,501	0.1
911,530	(5)	Ginnie Mae Series 2012-97 SC, 6.594%, (-1.000*US0001M + 6.700%), 07/16/2041	160,560	0.1
169,434		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 0.529%, (US0001M + 0.210%), 04/25/2036	165,428	0.1
64,295	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	64,819	0.0
68,141	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	69,822	0.1
491,099	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B1A, 3.461%, 10/25/2050	509,560	0.3
13,250	(4)	GSR Mortgage Loan Trust 2005-AR6 1A4, 2.841%, 09/25/2035	13,403	0.0
463,026		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.529%, (US0001M + 0.420%), 04/25/2046	440,363	0.3
559,588	(4)	JP Morgan Mortgage Trust 2005-A4 B1, 2.906%, 07/25/2035	576,126	0.4
48,451	(4)	JP Morgan Mortgage Trust 2007-A1 7A1, 2.933%, 07/25/2035	49,156	0.0
96,418	(1),(4)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	98,258	0.1
271,884	(1),(4)	JP Morgan Mortgage Trust 2017-3 B1, 3.794%, 08/25/2047	283,901	0.2
500,000	(1),(4)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	510,524	0.3
112,859	(1),(4)	JP Morgan Mortgage Trust 2019-INV3 A15, 3.500%, 05/25/2050	116,016	0.1
85,438	(1),(4)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	86,741	0.1
128,590	(1),(4)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 12/31/2049	130,954	0.1
138,105		Lehman XS Trust Series 2005-5N 1A2, 0.469%, (US0001M + 0.360%), 11/25/2035	129,970	0.1
46,839	(4)	MASTR Adjustable Rate Mortgages Trust 2006-2 1A1, 3.331%, 04/25/2036	48,467	0.0
1,734,497	(4),(5)	RALI Series Trust 2006-QO1 X2, 2.464%, 02/25/2046	163,400	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
			United States: (continued)
26,377		(1),(4)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	$ 26,917	0.0
4,493,607		(4),(5)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.902%, 08/25/2045	169,684	0.1
29,754		(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.037%, 10/25/2036	29,864	0.0
513,697		(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 3.173%, 12/25/2036	496,532	0.3
104,448		(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.112%, 08/25/2046	104,030	0.1
224,604		(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.205%, 12/25/2036	221,066	0.1
66,984		(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.129%, 04/25/2037	62,915	0.0
62,247			Wells Fargo Alternative Loan 2007-PA2 2A1, 0.539%, (US0001M + 0.430%), 06/25/2037	49,465	0.0
362,233		(1),(4)	Wells Fargo Mortgage Backed Securities 2020-4 A17 Trust, 3.000%, 07/25/2050	366,844	0.2
148,926		(1),(4)	WinWater Mortgage Loan Trust 2015-5 B4, 3.761%, 08/20/2045	154,033	0.1

		Total Collateralized Mortgage Obligations
		(Cost $21,800,150)		24,489,128	14.6

SOVEREIGN BONDS: 14.3%
			Australia: 0.2%
AUD	558,000	(1)	Queensland Treasury Corp., 1.750%, 07/20/2034	391,688	0.2

			China: 6.1%
CNY	13,660,000		China Government Bond, 2.850%, 06/04/2027	2,043,363	1.2
CNY	6,880,000		China Government Bond, 3.250%, 06/06/2026	1,059,366	0.6
CNY	31,300,000		China Government Bond, 3.250%, 11/22/2028	4,785,319	2.9
CNY	12,880,000		China Government Bond, 3.290%, 05/23/2029	1,971,375	1.2
CNY	1,780,000		China Government Bond, 4.080%, 10/22/2048	288,310	0.2
				10,147,733	6.1

			Germany: 0.3%
EUR	30,000		Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	37,731	0.0
EUR	120,000		Bundesrepublik Deutschland Bundesanleihe, -0.630%, 08/15/2026	145,578	0.1
EUR	200,000		Bundesrepublik Deutschland Bundesanleihe, 1.250%, 08/15/2048	299,156	0.2
EUR	10,000		Bundesrepublik Deutschland Bundesanleihe, 2.000%, 08/15/2023	12,490	0.0
				494,955	0.3

			Indonesia: 2.1%
IDR	6,452,000,000		Indonesia Treasury Bond, 8.375%, 04/15/2039	475,489	0.3
IDR	40,117,000,000		Indonesia Treasury Bond, 8.750%, 05/15/2031	3,131,308	1.8
				3,606,797	2.1

			Italy: 0.9%
EUR	438,000	(1)	Italy Buoni Poliennali Del Tesoro, 3.850%, 09/01/2049	775,738	0.5
EUR	438,000	(1)	Italy Buoni Poliennali Del Tesoro, 5.000%, 08/01/2034	773,723	0.4
				1,549,461	0.9

			Peru: 0.9%
PEN	5,200,000		Peru Government Bond, 6.900%, 08/12/2037	1,496,895	0.9

			Portugal: 1.0%
EUR	1,135,000	(1)	Portugal Obrigacoes do Tesouro OT, 2.250%, 04/18/2034	1,623,271	1.0

			Spain: 1.5%
EUR	870,000	(1)	Spain Government Bond, 1.450%, 04/30/2029	1,131,303	0.7
EUR	908,000	(1)	Spain Government Bond, 2.700%, 10/31/2048	1,441,553	0.8
				2,572,856	1.5

			United Kingdom: 1.3%
GBP	1,500,000		United Kingdom Gilt, 4.000%, 03/07/2022	2,144,785	1.3

		Total Sovereign Bonds
		(Cost $22,705,509)		24,028,441	14.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.3%
			Federal Home Loan Mortgage Corporation: 0.7%(6)
586,007			3.500%,01/01/2048	626,849	0.4
145,456			4.000%,09/01/2045	159,484	0.1
86,232			4.000%,09/01/2045	95,399	0.1
70,442			4.000%,09/01/2045	76,948	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
62,057		4.000%,09/01/2045	$ 67,686	0.0
98,284		4.000%,05/01/2046	106,980	0.1
8,012		5.000%,12/01/2034	9,116	0.0
21,560		6.000%,02/01/2034	25,559	0.0
692		6.500%,02/01/2022	708	0.0
1,253		6.500%,09/01/2022	1,287	0.0
1,826		6.500%,08/01/2032	2,105	0.0
5,713		6.500%,07/01/2034	6,421	0.0
4,299		6.500%,07/01/2034	4,832	0.0
			1,183,374	0.7

		Federal National Mortgage Association: 0.1%(6)
64,700		2.730%, (US0012M + 1.777%),10/01/2036	68,685	0.1

		Government National Mortgage Association: 1.7%
468,000	(7)	2.000%,04/01/2051	472,570	0.3
863,000	(7)	2.500%,05/01/2050	888,789	0.5
320,000	(7)	3.000%,04/21/2050	333,387	0.2
1,055,922		3.000%,07/20/2050	1,100,960	0.7
22,373		5.000%,04/15/2034	25,916	0.0
10,073		6.500%,02/20/2035	12,021	0.0
			2,833,643	1.7

		Uniform Mortgage-Backed Securities: 6.8%
3,147,000	(7)	2.000%,05/01/2050	3,135,568	1.9
50,396		2.500%,06/01/2030	52,768	0.0
36,841		2.500%,06/01/2030	38,574	0.0
21,407		2.500%,07/01/2030	22,415	0.0
3,715,000	(7)	2.500%,05/25/2050	3,804,537	2.3
1,400,000	(7)	3.500%,04/01/2044	1,479,024	0.9
590,060		3.500%,09/01/2049	624,805	0.4
67,797		4.000%,05/01/2045	74,234	0.0
1,157,463		4.000%,04/01/2049	1,257,274	0.8
598,768		4.000%,02/01/2050	643,396	0.4
53,151		5.000%,06/01/2041	61,127	0.0
8,761		5.500%,09/01/2024	9,769	0.0
28		6.000%,05/01/2021	29	0.0
49,108		6.000%,11/01/2034	58,719	0.0
81,253		6.000%,04/01/2035	97,169	0.1
34,935		6.500%,12/01/2029	39,256	0.0
14,811		6.500%,01/01/2034	16,849	0.0
234		7.000%,04/01/2033	265	0.0
12,564		7.500%,09/01/2032	14,783	0.0
28,304		7.500%,01/01/2033	32,747	0.0
			11,463,308	6.8

	Total U.S. Government Agency Obligations
	(Cost $15,456,975)		15,549,010	9.3

U.S. TREASURY OBLIGATIONS: 3.0%
		U.S. Treasury Bonds: 0.4%
1,000		1.250%,05/15/2050	755	0.0
778,700	(8)	1.625%,11/15/2050	649,119	0.4
46,000	(8)	1.875%,02/15/2041	42,845	0.0
			692,719	0.4

		U.S. Treasury Notes: 2.6%
110,500		0.125%,03/31/2023	110,431	0.1
1,000		0.125%,10/15/2023	997	0.0
1,691,500		0.250%,03/15/2024	1,687,073	1.0
39,000		0.375%,09/30/2027	36,708	0.0
666,000		0.750%,03/31/2026	660,251	0.4
1,177,000	(8)	1.125%,02/15/2031	1,112,173	0.7
702,000		1.250%,03/31/2028	694,815	0.4
6,000		1.750%,03/31/2022	6,100	0.0
			4,308,548	2.6

	Total U.S. Treasury Obligations
	(Cost $5,090,243)		5,001,267	3.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.5%
		United States: 9.5%
6,786,009	(4),(5)	BANK 2017-BNK5 XA, 1.059%, 06/15/2060	307,952	0.2
900,000	(1),(4)	BANK 2017-BNK6 E, 2.647%, 07/15/2060	498,037	0.3
1,948,000	(1),(4),(5)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	158,321	0.1
988,307	(4),(5)	BANK 2019-BNK16 XA, 0.961%, 02/15/2052	60,888	0.0
9,434,535	(4),(5)	BANK 2019-BNK21 XA, 0.873%, 10/15/2052	568,167	0.3
8,020,000	(1),(4),(5)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/2033	207,947	0.1
210,000	(1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	190,593	0.1
1,191,602	(4),(5)	Benchmark 2019-B9 XA Mortgage Trust, 1.043%, 03/15/2052	83,256	0.0
180,000	(1)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 08/15/2053	183,785	0.1
2,987,867	(4),(5)	Benchmark 2020-B18 XA Mortgage Trust, 1.794%, 07/15/2053	342,043	0.2
648,953	(1)	BX Commercial Mortgage Trust 2019-XL J, 2.756%, (US0001M + 2.650%), 10/15/2036	650,182	0.4
400,000	(1)	BX Commercial Mortgage Trust 2020-FOX F, 4.356%, (US0001M + 4.250%), 11/15/2032	403,373	0.2
100,000	(1)	BX Commercial Mortgage Trust 2020-VKNG E, 2.206%, (US0001M + 2.100%), 10/15/2037	100,249	0.1
270,000	(1),(4)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	268,924	0.2
1,665,617	(4),(5)	CD 2016-CD1 Mortgage Trust XA, 1.409%, 08/10/2049	100,747	0.1
7,900,000	(4),(5)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.842%, 08/10/2049	329,885	0.2
3,075,998	(4),(5)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.084%, 10/12/2050	156,872	0.1
9,052,227	(1),(4),(5)	COMM 2012-LTRT XA, 0.877%, 10/05/2030	82,734	0.0
110,000	(1),(4)	COMM 2013-CR10 E Mortgage Trust, 4.790%, 08/10/2046	101,093	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
10,761,755	(4),(5)	COMM 2014-CR16 XA, 0.945%, 04/10/2047	$ 272,114	0.2
570,000	(4)	COMM 2016-COR1 C, 4.368%, 10/10/2049	613,753	0.4
4,134,390	(4),(5)	COMM 2016-CR28 XA, 0.705%, 02/10/2049	109,337	0.1
200,000	(4)	CSAIL 2015-C2 C Commercial Mortgage Trust, 4.190%, 06/15/2057	191,990	0.1
500,000		CSAIL Commercial Mortgage Trust 2021-C20 A3, 2.805%, 03/15/2054	511,644	0.3
290,000	(1),(4)	DBJPM 16-C3 Mortgage Trust, 3.490%, 08/10/2049	231,843	0.1
300,000	(1)	DBUBS 2011-LC2A F Mortgage Trust, 3.765%, (US0001M + 3.650%), 07/10/2044	225,088	0.1
270,000	(1),(4)	Fontainebleau Miami Beach Trust 2019-FBLU F, 3.963%, 12/10/2036	272,838	0.2
7,000,000	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.789%, 12/25/2041	289,010	0.2
4,088,478	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.883%, 11/25/2030	294,139	0.2
2,098,969	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.334%, 07/25/2035	305,746	0.2
2,109,000	(5)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.364%, 12/25/2029	189,639	0.1
34,889,734	(1),(5)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	12,100	0.0
293,000	(1),(4)	Grace Trust 2020-GRCE E, 2.680%, 12/10/2040	269,636	0.2
180,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	94,395	0.1
3,785,541	(4),(5)	GS Mortgage Securities Trust 2013-GC16 XA, 1.020%, 11/10/2046	84,427	0.1
2,297,786	(4),(5)	GS Mortgage Securities Trust 2017-GS6 XA, 1.032%, 05/10/2050	127,262	0.1
410,000	(1),(4)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.550%, 07/10/2052	413,843	0.2
310,000	(1),(4)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.550%, 07/10/2052	288,359	0.2
5,136,755	(4),(5)	GS Mortgage Securities Trust 2019-GC42 XA, 0.810%, 09/01/2052	292,485	0.2
861,599	(4),(5)	GS Mortgage Securities Trust 2020-GC47 XA, 1.132%, 05/12/2053	79,311	0.0
660,000	(4)	JPMBB Commercial Mortgage Securities Trust 2014-C18 AS, 4.439%, 02/15/2047	715,959	0.4
1,740,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 E, 4.000%, 08/15/2046	1,352,556	0.8
4,893,607	(4),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.466%, 06/15/2045	26,008	0.0
270,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 A4A2, 3.538%, 07/15/2047	279,518	0.2
723,154	(1)	KKR Industrial Portfolio Trust 2020-AIP C, 1.739%, (US0001M + 1.633%), 03/15/2037	727,223	0.4
140,000	(1),(4)	LSTAR Commercial Mortgage Trust 2015-3 D, 3.173%, 04/20/2048	131,808	0.1
2,825,935	(1),(4),(5)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.985%, 03/10/2050	81,995	0.0
1,090,000	(1),(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.606%, 11/15/2045	939,876	0.6
18,750,000	(1),(4),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.458%, 12/15/2047	310,963	0.2
7,670,384	(4),(5)	UBS Commercial Mortgage Trust 2018-C9 XA, 0.882%, 03/15/2051	406,518	0.2
2,961,460	(1),(4),(5)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.784%, 08/15/2045	43,096	0.0
550,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.256%, 03/15/2045	410,359	0.2
330,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C14 D, 3.973%, 06/15/2046	284,762	0.2
8,734,381	(4),(5)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.015%, 03/15/2047	189,408	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $16,469,735)		15,864,056	9.5

ASSET-BACKED SECURITIES: 8.1%
		United States: 8.1%
500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.137%, (US0003M + 1.950%), 04/14/2029	495,175	0.3

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
350,000	(1)	Ares XXVIIIR CLO Ltd. 2018-28RA A2, 1.623%, (US0003M + 1.400%), 10/17/2030	$ 350,030	0.2
500,000	(1)	Barings Clo Ltd. 2019-4A C, 3.041%, (US0003M + 2.800%), 01/15/2033	501,883	0.3
412,500	(1)	BlueMountain CLO 2013-2A CR, 2.172%, (US0003M + 1.950%), 10/22/2030	408,937	0.2
250,000	(1)	BlueMountain CLO Ltd. 2021-28A C, 2.113%, (US0003M + 2.000%), 04/15/2034	248,773	0.2
300,000	(1)	BlueMountain Fuji US Clo I Ltd. 2017-1A CR, 2.440%, (US0003M + 2.250%), 07/20/2029	299,074	0.2
250,000	(1)	Carlyle US Clo 2017-2A CR Ltd., 1.594%, (US0003M + 1.400%), 07/20/2031	250,000	0.1
400,000	(1)	CIFC Funding 2013-IA BR Ltd., 2.623%, (US0003M + 2.400%), 07/16/2030	400,049	0.2
500,000	(1)	CIFC Funding 2020-2A A1 Ltd., 1.874%, (US0003M + 1.650%), 08/24/2032	501,654	0.3
251,147	(4)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.824%, 03/25/2036	159,695	0.1
400,000	(1)	Clear Creek CLO 2015-1A CR, 2.174%, (US0003M + 1.950%), 10/20/2030	399,773	0.2
650,000	(1)	Elevation CLO 2014-2A A1R Ltd., 1.471%, (US0003M + 1.230%), 10/15/2029	650,031	0.4
500,000	(1)	Galaxy XV CLO Ltd. 2013-15A CR, 2.241%, (US0003M + 2.000%), 10/15/2030	499,723	0.3
400,000	(1)	Galaxy XXI CLO Ltd. 2015-21A CR, 1.974%, (US0003M + 1.750%), 04/20/2031	397,652	0.2
500,000	(1)	Jay Park CLO Ltd. 2016-1A BR, 2.224%, (US0003M + 2.000%), 10/20/2027	500,114	0.3
250,000	(1)	LCM XIV L.P. 14A AR, 1.263%, (US0003M + 1.040%), 07/20/2031	250,026	0.2
250,000	(1)	Madison Park Funding XXVII Ltd. 2018-27A B, 2.024%, (US0003M + 1.800%), 04/20/2030	249,270	0.2
400,000	(1)	Madison Park Funding XXXI Ltd. 2018-31A C, 2.368%, (US0003M + 2.150%), 01/23/2031	400,026	0.2
250,000	(1)	Marble Point CLO XIV Ltd. 2018-2A A1R, 1.504%, (US0003M + 1.280%), 01/20/2032	250,139	0.2
200,000	(1),(4)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	210,468	0.1
250,000	(1)	Oak Hill Credit Partners 2021-8A C, 2.088%, (US0003M + 1.900%), 01/18/2034	249,599	0.2
500,000	(1)	OCP CLO 2014-5 A BR Ltd., 2.015%, (US0003M + 1.800%), 04/26/2031	496,408	0.3
650,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A A1R, 1.224%, (US0003M + 1.000%), 03/17/2030	650,007	0.4
250,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A BR, 2.174%, (US0003M + 1.950%), 03/17/2030	248,962	0.2
550,000	(1)	Octagon Investment Partners 31 Ltd. 2017-1A CR, 2.274%, (US0003M + 2.050%), 07/20/2030	550,003	0.3
350,000	(1)	Octagon Investment Partners 32 Ltd. 2017-1A A2R, 1.394%, (US0003M + 1.200%), 07/15/2029	350,000	0.2
500,000	(1)	Palmer Square CLO 2020-2A A1A Ltd., 1.941%, (US0003M + 1.700%), 07/15/2031	500,923	0.3
1,060,000	(1)	Progress Residential 2018-SFR2 E Trust, 4.656%, 08/17/2035	1,071,083	0.6
440,000	(1)	Shackleton 2019-15A CR CLO Ltd., 2.298%, (US0003M + 2.150%), 01/15/2032	437,791	0.3
400,000	(1)	Sound Point Clo XIV Ltd. 2016-3A CR, 2.221%, (US0003M + 2.050%), 01/23/2029	398,644	0.2
400,000	(1)	Sound Point Clo XV Ltd. 2017-1A CR, 2.244%, (US0003M + 2.050%), 01/23/2029	400,000	0.2
250,000	(1)	THL Credit Wind River 2013-2A CR CLO Ltd., 2.223%, (US0003M + 2.000%), 10/18/2030	246,002	0.2
560,000	(1)	THL Credit Wind River 2017-3A C CLO Ltd., 2.441%, (US0003M + 2.200%), 10/15/2030	560,022	0.3

	Total Asset-Backed Securities
	(Cost $13,475,090)		13,581,936	8.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
STRUCTURED NOTES: –%
			Russia: –%
RUB	3,719,550	(2)	Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5.000%, 08/22/2034	$ –	–

		Total Structured Notes
		(Cost $133,537)		–	–

Shares				Value	Percentage of Net Assets
COMMON STOCK: 0.0%
			United States: 0.0%
43,083		(2),(8),(9)	American Media, Inc.	–	–
18		(9)	Ingevity Corp.	1,359	0.0
4,988		(9)	Resolute Forest Products, Inc.	54,619	0.0
120			WestRock Co.	6,246	0.0

		Total Common Stock
		(Cost $1,305,734)		62,224	0.0

MUTUAL FUNDS: 23.1%
			United States: 23.1%
743,616			Voya Emerging Markets Corporate Debt Fund - Class P	7,644,368	4.6
1,392,257			Voya Emerging Markets Hard Currency Debt Fund - Class P	13,198,599	7.9
1,114,475			Voya Emerging Markets Local Currency Debt Fund - Class P	7,288,664	4.3
1,333,565			Voya High Yield Bond Fund - Class P	10,655,181	6.3

		Total Mutual Funds
		(Cost $39,802,032)		38,786,812	23.1

				Value	Percentage of Net Assets
PURCHASED OPTIONS (10): 0.0%
		Total Purchased Options
		(Cost $79,757)		86,596	0.0

		Total Long-Term Investments
		(Cost $170,775,648)		173,424,292	103.4

Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
			Repurchase Agreements: 1.1%
1,000,000		(11)	Citigroup, Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.125%-4.000%, Market Value plus accrued interest $1,020,000, due 05/15/23-09/15/57)	$1,000,000	0.6
734,613		(11)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $734,613, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $749,305, due 05/04/21-04/01/51)	734,613	0.5

		Total Repurchase Agreements
		(Cost $1,734,613)		1,734,613	1.1

Shares				Value	Percentage of Net Assets
			Mutual Funds: 1.2%
2,046,000		(12)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
			(Cost $2,046,000)	2,046,000	1.2

		Total Short-Term Investments
		(Cost $3,780,613)		3,780,613	2.3

		Total Investments in Securities (Cost $174,556,261)		$177,204,905	105.7
		Liabilities in Excess of Other Assets		(9,511,120)	(5.7)
		Net Assets		$167,693,785	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Defaulted security.
(4)	Variable rate security. Rate shown is the rate in effect as of March 31, 2021.

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	Represents or includes a TBA transaction.
(8)	Security, or a portion of the security, is on loan.
(9)	Non-income producing security.
(10)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(11)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of March 31, 2021.

Currency Abbreviations:
AUD	Australian Dollar
CNY	Chinese Yuan
EUR	EU Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
ZAR	South African Rand

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Sector Diversification	Percentage of Net Assets
Affiliated Investment Companies	23.1%
Collateralized Mortgage Obligations	14.6
Sovereign Bonds	14.3
Commercial Mortgage-Backed Securities	9.5
Other Asset-Backed Securities	8.1
Financial	8.0
Uniform Mortgage-Backed Securities	6.8
Consumer, Non-cyclical	3.4
U.S. Treasury Obligations	3.0
Communications	2.7
Utilities	2.5
U.S. Government Agency Obligations	2.5
Energy	1.9
Industrial	1.1
Technology	1.1
Consumer, Cyclical	0.7
Basic Materials	0.1
Materials	0.0
Purchased Options	0.0
Communication Services	0.0
Structured Notes	0.0
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(5.7)
Net Assets	100.0%

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock
United States	$62,224	$–	$–	$62,224
Total Common Stock	62,224	–	–	62,224
Mutual Funds	38,786,812	–	–	38,786,812
Purchased Options	–	86,596	–	86,596
Corporate Bonds/Notes	–	35,972,614	2,208	35,974,822
Collateralized Mortgage Obligations	–	24,489,128	–	24,489,128
Asset-Backed Securities	–	13,581,936	–	13,581,936
U.S. Government Agency Obligations	–	15,549,010	–	15,549,010
Commercial Mortgage-Backed Securities	–	15,864,056	–	15,864,056
Sovereign Bonds	–	24,028,441	–	24,028,441
U.S. Treasury Obligations	–	5,001,267	–	5,001,267
Structured Notes	–	–	–	–
Short-Term Investments	2,046,000	1,734,613	–	3,780,613
Total Investments, at fair value	$40,895,036	$136,307,661	$2,208	$177,204,905
Other Financial Instruments+
Centrally Cleared Swaps	–	1,591,035	–	1,591,035
Forward Foreign Currency Contracts	–	2,042,016	–	2,042,016
Futures	728,899	–	–	728,899
OTC Swaps	–	26,601	–	26,601
Total Assets	$41,623,935	$139,967,313	$2,208	$181,593,456
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(2,188,963)	$–	$(2,188,963)
Forward Foreign Currency Contracts	–	(3,879,649)	–	(3,879,649)
Futures	(83,280)	–	–	(83,280)
OTC Swaps	–	(19,516)	–	(19,516)
Written Options	–	(211,120)	–	(211,120)
Total Liabilities	$(83,280)	$(6,299,248)	$–	$(6,382,528)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/21	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$7,704,709	$87,550	$-	$(147,891)	$7,644,368	$87,712	$-	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	13,865,056	175,574	-	(842,031)	13,198,599	$175,715	-	-
Voya Emerging Markets Local Currency Debt Fund - Class P	7,896,804	89,038	-	(697,178)	7,288,664	$89,038	-	-
Voya High Yield Bond Fund - Class P	10,589,497	158,106	-	(92,422)	10,655,181	$158,106	-	-
	$40,056,066	$510,268	$-	$(1,779,522)	$38,786,812	$510,571	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2021, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 263,987	MXN 5,402,171	Barclays Bank PLC	04/09/21	$(114)
MYR 257,713	USD 63,312	Barclays Bank PLC	05/07/21	(1,086)
CAD 1,059,205	USD 838,711	BNP Paribas	04/09/21	4,148
USD 1,998,094	JPY 218,024,058	BNP Paribas	04/09/21	28,886

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

JPY 137,630,179	USD 1,253,634	BNP Paribas	04/09/21	$(10,548)
AUD 1,499,236	USD 1,137,208	BNP Paribas	04/09/21	1,582
USD 724,865	JPY 78,915,302	BNP Paribas	04/09/21	12,096
AUD 2,835,749	USD 2,204,568	BNP Paribas	04/09/21	(50,589)
JPY 226,284,756	USD 2,078,992	BNP Paribas	04/09/21	(35,172)
USD 776,148	NZD 1,072,250	BNP Paribas	04/09/21	27,298
USD 1,660,622	EUR 1,364,903	BNP Paribas	04/09/21	59,763
NOK 20,400,918	USD 2,402,355	BNP Paribas	04/09/21	(17,150)
USD 1,484,806	EUR 1,219,423	BNP Paribas	04/09/21	54,576
AUD 1,146,286	USD 886,332	BNP Paribas	04/09/21	(15,635)
NOK 5,726,776	USD 683,940	BNP Paribas	04/09/21	(14,386)
JPY 169,396,396	USD 1,621,305	BNP Paribas	04/09/21	(91,305)
NOK 7,161,335	USD 840,878	BNP Paribas	04/09/21	(3,599)
NOK 9,007,232	USD 1,052,430	BNP Paribas	04/09/21	665
EUR 1,308,056	USD 1,567,542	BNP Paribas	04/09/21	(33,356)
USD 2,607,917	CAD 3,264,212	BNP Paribas	04/09/21	10,431
JPY 202,723,145	USD 1,862,896	BNP Paribas	04/09/21	(31,887)
USD 1,095,722	AUD 1,411,740	BNP Paribas	04/09/21	23,392
USD 871,608	NOK 7,332,723	BNP Paribas	04/09/21	14,291
EUR 32,199,119	USD 38,792,416	BNP Paribas	04/09/21	(1,026,897)
NZD 3,080,089	USD 2,210,873	BNP Paribas	04/09/21	(59,764)
USD 1,572,362	NZD 2,183,396	BNP Paribas	04/09/21	47,496
USD 1,585,679	EUR 1,308,289	BNP Paribas	04/09/21	51,220
NZD 1,577,435	USD 1,123,323	BNP Paribas	04/09/21	(21,655)
USD 1,909,024	JPY 201,369,597	BNP Paribas	04/09/21	90,240
USD 2,716,485	GBP 1,965,974	BNP Paribas	04/09/21	6,118
GBP 1,568,067	USD 2,145,304	BNP Paribas	04/09/21	16,493
EUR 3,942,299	USD 4,723,013	BNP Paribas	04/09/21	(99,191)
USD 1,370,068	AUD 1,771,349	BNP Paribas	04/09/21	24,586
NOK 10,540,476	USD 1,240,676	BNP Paribas	04/09/21	(8,320)
CNY 2,984,349	USD 459,522	BNP Paribas	04/30/21	(5,736)
USD 676,511	NOK 5,781,538	Brown Brothers Harriman & Co.	04/09/21	554
USD 1,088,240	JPY 114,929,303	Brown Brothers Harriman & Co.	04/09/21	50,190
AUD 812,530	USD 629,450	Brown Brothers Harriman & Co.	04/09/21	(12,268)
JPY 67,551,054	USD 623,135	Brown Brothers Harriman & Co.	04/09/21	(13,010)
USD 275,620	EUR 234,184	Brown Brothers Harriman & Co.	04/09/21	951
USD 788,616	NOK 6,650,229	Brown Brothers Harriman & Co.	04/09/21	11,094
USD 873,511	NOK 7,363,033	Brown Brothers Harriman & Co.	04/09/21	12,651
EUR 510,010	USD 607,532	Brown Brothers Harriman & Co.	04/09/21	(9,354)
CAD 967,528	USD 772,493	Brown Brothers Harriman & Co.	04/09/21	(2,586)
USD 1,128,962	SEK 9,374,979	Brown Brothers Harriman & Co.	04/09/21	55,436
JPY 68,361,575	USD 627,222	Brown Brothers Harriman & Co.	04/09/21	(9,775)
NZD 1,068,361	USD 768,762	Brown Brothers Harriman & Co.	04/09/21	(22,628)
NOK 2,621,822	USD 311,790	Brown Brothers Harriman & Co.	04/09/21	(5,255)
CAD 2,425,737	USD 1,955,809	Brown Brothers Harriman & Co.	04/09/21	(25,537)
CAD 969,346	USD 768,439	Brown Brothers Harriman & Co.	04/09/21	2,915
JPY 65,322,103	USD 602,881	Brown Brothers Harriman & Co.	04/09/21	(12,887)
USD 1,804,678	EUR 1,513,756	Brown Brothers Harriman & Co.	04/09/21	29,233
DKK 3,145,127	USD 509,004	Brown Brothers Harriman & Co.	04/09/21	(13,122)
AUD 2,869,368	USD 2,226,787	Brown Brothers Harriman & Co.	04/09/21	(47,272)
CAD 997,528	USD 799,791	Brown Brothers Harriman & Co.	04/09/21	(6,011)
USD 870,455	CAD 1,090,172	Brown Brothers Harriman & Co.	04/09/21	2,954
CHF 553,208	USD 617,387	Brown Brothers Harriman & Co.	04/09/21	(31,963)
NOK 8,785,461	USD 1,034,160	Brown Brothers Harriman & Co.	04/09/21	(6,995)
EUR 1,004,182	USD 1,190,467	Brown Brothers Harriman & Co.	04/09/21	(12,688)
NOK 3,671,680	USD 430,335	Brown Brothers Harriman & Co.	04/09/21	(1,055)
USD 1,138,848	NOK 9,773,307	Brown Brothers Harriman & Co.	04/09/21	(3,814)
USD 1,359,387	CAD 1,721,978	Brown Brothers Harriman & Co.	04/09/21	(10,871)
USD 1,139,955	GBP 820,396	Brown Brothers Harriman & Co.	04/09/21	8,926
USD 974,235	NOK 8,246,925	Brown Brothers Harriman & Co.	04/09/21	10,033
USD 6,407	JPY 675,353	Brown Brothers Harriman & Co.	04/09/21	307
USD 462,621	NZD 646,481	Brown Brothers Harriman & Co.	04/09/21	11,124
USD 417,331	SEK 3,529,017	Brown Brothers Harriman & Co.	04/09/21	13,224
MXN 17,829,595	USD 870,906	Brown Brothers Harriman & Co.	04/09/21	744
GBP 325,064	USD 452,889	Brown Brothers Harriman & Co.	04/09/21	(4,743)
AUD 454,070	USD 350,181	Brown Brothers Harriman & Co.	04/09/21	(5,278)
USD 835,958	CAD 1,063,338	Brown Brothers Harriman & Co.	04/09/21	(10,189)
USD 1,326,188	EUR 1,097,200	Brown Brothers Harriman & Co.	04/09/21	39,310
USD 413,532	NOK 3,493,202	Brown Brothers Harriman & Co.	04/09/21	5,119
AUD 389,937	USD 310,609	Brown Brothers Harriman & Co.	04/09/21	(14,420)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

USD 841,972	SEK 6,996,666	Brown Brothers Harriman & Co.	04/09/21	$40,786
USD 919,534	EUR 757,321	Brown Brothers Harriman & Co.	04/09/21	31,292
USD 1,045,675	CAD 1,327,838	Brown Brothers Harriman & Co.	04/09/21	(10,948)
USD 4,168	JPY 460,000	Brown Brothers Harriman & Co.	04/09/21	13
HKD 379,429	USD 48,916	Brown Brothers Harriman & Co.	05/07/21	(104)
USD 1,402,407	EUR 1,152,629	Citibank N.A.	04/09/21	50,518
USD 3,120,247	NZD 4,355,605	Citibank N.A.	04/09/21	78,328
USD 823,728	COP 2,963,041,718	Citibank N.A.	04/09/21	14,608
USD 1,095,329	NOK 9,270,537	Citibank N.A.	04/09/21	11,450
USD 2,088,586	CAD 2,647,408	Citibank N.A.	04/09/21	(18,080)
GBP 617,086	USD 865,019	Citibank N.A.	04/09/21	(14,282)
USD 1,602,161	NOK 13,617,570	Citibank N.A.	04/09/21	10,042
NZD 1,455,681	USD 1,046,643	Citibank N.A.	04/09/21	(30,008)
CAD 1,026,209	USD 802,161	Citibank N.A.	04/09/21	14,442
USD 1,493,885	NOK 12,916,206	Citibank N.A.	04/09/21	(16,233)
USD 1,362,157	GBP 979,645	Citibank N.A.	04/09/21	11,582
USD 644,135	BRL 3,502,483	Citibank N.A.	04/09/21	22,134
USD 312,379	RUB 23,348,652	Citibank N.A.	05/07/21	4,754
NOK 4,322,334	USD 500,326	Deutsche Bank AG	04/09/21	5,026
USD 100,399	CLP 74,396,000	Goldman Sachs International	04/09/21	(2,872)
USD 633,457	PEN 2,297,607	Goldman Sachs International	04/09/21	19,698
MXN 28,583	USD 1,328	Goldman Sachs International	04/09/21	70
USD 630,405	PEN 2,297,607	HSBC Bank USA N.A.	04/09/21	16,646
KRW 2,244,175,069	USD 1,997,717	HSBC Bank USA N.A.	04/30/21	(8,146)
USD 144,737	HUF 43,692,117	HSBC Bank USA N.A.	05/07/21	3,324
USD 684,190	ZAR 10,398,239	HSBC Bank USA N.A.	05/07/21	(16,931)
SGD 537,066	USD 403,310	HSBC Bank USA N.A.	05/07/21	(4,137)
TRY 4,848,435	USD 641,926	HSBC Bank USA N.A.	05/07/21	(69,856)
CLP 641,484,421	USD 873,101	JPMorgan Chase Bank N.A.	04/09/21	17,355
USD 687,014	TRY 5,741,868	JPMorgan Chase Bank N.A.	05/07/21	9,527
USD 31,396	RON 127,464	JPMorgan Chase Bank N.A.	05/07/21	1,068
USD 31,396	RON 127,464	JPMorgan Chase Bank N.A.	05/07/21	1,068
ILS 792,296	USD 240,861	JPMorgan Chase Bank N.A.	05/07/21	(3,789)
USD 31,394	RON 127,464	JPMorgan Chase Bank N.A.	05/07/21	1,066
USD 31,392	RON 127,464	JPMorgan Chase Bank N.A.	05/07/21	1,064
USD 1,017,462	MXN 20,506,922	Morgan Stanley Capital Services LLC	04/09/21	14,924
USD 418,404	NOK 3,530,544	Morgan Stanley Capital Services LLC	04/09/21	5,625
USD 1,038,670	AUD 1,339,743	Morgan Stanley Capital Services LLC	04/09/21	21,027
USD 621,848	NZD 870,755	Morgan Stanley Capital Services LLC	04/09/21	13,720
AUD 295,375	USD 228,664	Morgan Stanley Capital Services LLC	04/09/21	(4,303)
USD 341,489	JPY 36,134,536	Morgan Stanley Capital Services LLC	04/09/21	15,119
GBP 534,126	USD 733,461	Morgan Stanley Capital Services LLC	04/09/21	2,906
USD 1,248,220	NOK 10,679,504	Morgan Stanley Capital Services LLC	04/09/21	(391)
GBP 323,682	USD 452,418	Morgan Stanley Capital Services LLC	04/09/21	(6,178)
USD 1,336,564	NOK 11,426,223	Morgan Stanley Capital Services LLC	04/09/21	650
EUR 221,627	USD 270,251	Morgan Stanley Capital Services LLC	04/09/21	(10,311)
USD 84,581	CZK 1,836,117	Morgan Stanley Capital Services LLC	05/07/21	2,078
USD 250,943	PLN 941,843	Morgan Stanley Capital Services LLC	05/07/21	12,579
USD 498,979	AUD 634,514	Standard Chartered Bank	04/09/21	17,015
NZD 1,100,385	USD 768,503	Standard Chartered Bank	04/09/21	(3)
USD 630,328	PEN 2,297,607	Standard Chartered Bank	04/09/21	16,569
USD 808,918	GBP 586,949	Standard Chartered Bank	04/09/21	(273)
AUD 1,350,866	USD 1,022,540	Standard Chartered Bank	04/09/21	3,551
JPY 460,000	USD 4,191	Standard Chartered Bank	04/09/21	(37)
GBP 30,000	USD 41,779	Standard Chartered Bank	04/09/21	(420)
USD 661,500	JPY 71,960,448	Standard Chartered Bank	04/09/21	11,549
GBP 471,165	USD 657,097	Standard Chartered Bank	04/09/21	(7,531)
USD 44,766	JPY 4,858,259	Standard Chartered Bank	04/09/21	885
JPY 2,209,560,989	USD 21,024,386	Standard Chartered Bank	04/09/21	(1,067,479)
USD 776,242	GBP 557,011	Standard Chartered Bank	04/09/21	8,325
EUR 10,950	USD 13,174	Standard Chartered Bank	04/09/21	(331)
MXN 18,111,068	USD 872,373	Standard Chartered Bank	04/09/21	13,037
USD 19,752	PHP 966,184	Standard Chartered Bank	05/07/21	(83)
USD 4,038,533	IDR 58,235,642,089	Standard Chartered Bank	05/07/21	60,864
USD 104,263	THB 3,163,307	Standard Chartered Bank	05/07/21	3,052
CAD 7,376,533	USD 5,733,937	State Street Bank and Trust Co.	04/09/21	135,914
USD 1,769,697	CAD 2,232,397	State Street Bank and Trust Co.	04/09/21	(6,726)
USD 849,706	AUD 1,073,383	State Street Bank and Trust Co.	04/09/21	34,385
JPY 49,715,760	USD 471,023	State Street Bank and Trust Co.	04/09/21	(21,987)
NZD 2,442,673	USD 1,764,661	State Street Bank and Trust Co.	04/09/21	(58,718)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

USD 2,463,414	CHF 2,204,269	State Street Bank and Trust Co.	04/09/21	$130,781
USD 644,444	EUR 532,400	State Street Bank and Trust Co.	04/09/21	20,007
NZD 1,723,253	USD 1,261,974	State Street Bank and Trust Co.	04/09/21	(58,469)
CHF 1,118,361	USD 1,236,499	State Street Bank and Trust Co.	04/09/21	(53,011)
CHF 703,258	USD 789,626	State Street Bank and Trust Co.	04/09/21	(45,414)
USD 309,689	JPY 32,984,954	State Street Bank and Trust Co.	04/09/21	11,766
USD 583,650	AUD 767,794	State Street Bank and Trust Co.	04/09/21	449
AUD 574,045	USD 443,377	State Street Bank and Trust Co.	04/09/21	(7,344)
USD 1,436,610	CHF 1,334,181	State Street Bank and Trust Co.	04/09/21	24,735
CAD 1,156,930	USD 901,909	State Street Bank and Trust Co.	04/09/21	18,714
USD 1,475,773	JPY 159,225,052	State Street Bank and Trust Co.	04/09/21	37,641
USD 1,572,871	CAD 2,008,389	State Street Bank and Trust Co.	04/09/21	(25,298)
JPY 91,306,027	USD 855,888	State Street Bank and Trust Co.	04/09/21	(31,206)
AUD 387,689	USD 301,342	State Street Bank and Trust Co.	04/09/21	(6,861)
SEK 6,840,486	USD 817,362	State Street Bank and Trust Co.	04/09/21	(34,060)
CAD 1,139,195	USD 900,232	State Street Bank and Trust Co.	04/09/21	6,279
EUR 581,186	USD 700,725	State Street Bank and Trust Co.	04/09/21	(19,067)
CHF 1,041,613	USD 1,159,759	State Street Bank and Trust Co.	04/09/21	(57,489)
USD 923,806	EUR 765,560	State Street Bank and Trust Co.	04/09/21	25,901
USD 332,708	JPY 35,526,522	State Street Bank and Trust Co.	04/09/21	11,830
GBP 595,633	USD 818,693	State Street Bank and Trust Co.	04/09/21	2,469
USD 900,561	CAD 1,133,486	State Street Bank and Trust Co.	04/09/21	(1,407)
GBP 384,369	USD 543,523	State Street Bank and Trust Co.	04/09/21	(13,617)
USD 1,321,672	AUD 1,669,097	State Street Bank and Trust Co.	04/09/21	53,858
AUD 1,163,675	USD 902,603	State Street Bank and Trust Co.	04/09/21	(18,698)
CAD 1,023,241	USD 812,927	State Street Bank and Trust Co.	04/09/21	1,313
CAD 1,118,802	USD 885,815	State Street Bank and Trust Co.	04/09/21	4,468
CHF 1,069,517	USD 1,191,388	State Street Bank and Trust Co.	04/09/21	(59,588)
USD 518,692	AUD 679,308	State Street Bank and Trust Co.	04/09/21	2,703
EUR 562,909	USD 671,679	State Street Bank and Trust Co.	04/09/21	(11,457)
GBP 3,250,211	USD 4,426,292	State Street Bank and Trust Co.	04/09/21	54,572
NOK 12,446,121	USD 1,441,908	State Street Bank and Trust Co.	04/09/21	13,249
SEK 19,528,245	USD 2,315,605	State Street Bank and Trust Co.	04/09/21	(79,432)
GBP 529,659	USD 741,271	State Street Bank and Trust Co.	04/09/21	(11,063)
GBP 562,421	USD 779,663	State Street Bank and Trust Co.	04/09/21	(4,288)
USD 760,361	GBP 545,829	State Street Bank and Trust Co.	04/09/21	7,861
USD 758,508	NZD 1,049,204	State Street Bank and Trust Co.	04/09/21	25,753
USD 548,183	AUD 710,105	State Street Bank and Trust Co.	04/09/21	8,801
NZD 1,030,412	USD 739,728	State Street Bank and Trust Co.	04/09/21	(20,096)
USD 620,007	NOK 5,282,088	State Street Bank and Trust Co.	04/09/21	2,444
USD 754,369	NZD 1,052,222	State Street Bank and Trust Co.	04/09/21	19,506
EUR 128,416	USD 153,030	State Street Bank and Trust Co.	04/09/21	(2,413)
USD 886,794	CAD 1,107,864	State Street Bank and Trust Co.	04/09/21	5,215
JPY 67,632,405	USD 623,983	State Street Bank and Trust Co.	04/09/21	(13,122)
AUD 990,514	USD 767,856	State Street Bank and Trust Co.	04/09/21	(15,480)
JPY 74,809,501	USD 687,045	State Street Bank and Trust Co.	04/09/21	(11,360)
USD 492,921	AUD 644,869	State Street Bank and Trust Co.	04/09/21	3,091
NOK 16,756,850	USD 1,985,971	State Street Bank and Trust Co.	04/09/21	(26,818)
USD 805,948	NZD 1,113,167	State Street Bank and Trust Co.	04/09/21	28,521
NZD 1,443,616	USD 1,060,774	State Street Bank and Trust Co.	04/09/21	(52,565)
USD 945,986	EUR 778,922	State Street Bank and Trust Co.	04/09/21	32,408
GBP 524,917	USD 732,897	State Street Bank and Trust Co.	04/09/21	(9,227)
USD 756,917	NZD 1,083,839	State Street Bank and Trust Co.	04/09/21	(2,531)
				$(1,837,633)

At March 31, 2021, the following futures contracts were outstanding for Voya Global Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 10-Year Bond	10	06/15/21	$1,049,047	$(6,974)
Australia 3-Year Bond	26	06/15/21	2,311,406	739
Canada 10-Year Bond	3	06/21/21	331,272	(8,312)
Euro-Bobl 5-Year	74	06/08/21	11,722,257	4,564
Euro-Buxl® 30-year German Government Bond	11	06/08/21	2,657,864	(25,780)
Euro-OAT	53	06/08/21	10,065,730	191
Euro-Schatz	50	06/08/21	6,573,007	374
Japanese Government Bonds 10-Year Mini	46	06/11/21	6,271,122	6,126

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Gilt	18	06/28/11	$3,166,136	$(34,266)
Long-Term Euro-BTP	11	06/08/21	1,926,061	14,850
			$46,073,902	$(48,488)
Short Contracts:
Euro-Bund	(10)	06/08/21	(2,008,608)	2,521
Japan 10-Year Bond (TSE)	(3)	06/14/21	(4,095,552)	(7,580)
U.S. Treasury 10-Year Note	(79)	06/21/21	(10,344,063)	265,934
U.S. Treasury 2-Year Note	(9)	06/30/21	(1,986,539)	(368)
U.S. Treasury 5-Year Note	(31)	06/30/21	(3,825,352)	45,808
U.S. Treasury Long Bond	(6)	06/21/21	(927,563)	26,480
U.S. Treasury Ultra 10-Year Note	(50)	06/21/21	(7,184,375)	205,196
U.S. Treasury Ultra Long Bond	(19)	06/21/21	(3,443,156)	156,116
			$(33,815,208)	$694,107

At March 31, 2021, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month CAD-CDOR	Semi-Annual	1.283%	Semi-Annual	04/14/30	CAD	2,300,000	$(103,692)	$(103,692)
Pay	3-month CAD-CDOR	Semi-Annual	2.960	Semi-Annual	11/21/44	CAD	1,000,000	69,553	69,553
Pay	6-month GBP-LIBOR	Semi-Annual	0.490	Semi-Annual	04/02/23	GBP	900,000	5,027	5,027
Pay	6-month GBP-LIBOR	Semi-Annual	2.899	Semi-Annual	08/22/44	GBP	2,000,000	949,590	949,590
Pay	6-month JPY-LIBOR	Semi-Annual	0.147	Semi-Annual	12/07/35	JPY	40,000,000	(8,138)	(8,138)
Pay	6-month JPY-LIBOR	Semi-Annual	0.583	Semi-Annual	02/13/44	JPY	277,200,000	56,562	56,562
Pay	1-month USD-LIBOR	Monthly	2.726	Monthly	12/27/28	USD	1,250,000	122,511	122,511
Pay	1-month USD-LIBOR	Monthly	2.466	Monthly	01/07/29	USD	584,000	45,825	45,825
Pay	3-month USD-LIBOR	Quarterly	1.997	Semi-Annual	06/25/29	USD	3,950,000	124,902	124,902
Pay	3-month USD-LIBOR	Quarterly	1.655	Semi-Annual	04/21/31	USD	429,000	(5,407)	(5,407)
Pay	3-month USD-LIBOR	Quarterly	1.715	Semi-Annual	04/21/31	USD	377,000	(2,622)	(2,622)
Pay	1-month USD-LIBOR	Monthly	2.400	Monthly	10/27/32	USD	690,000	47,733	47,733
Pay	1-month USD-LIBOR	Monthly	2.488	Monthly	10/27/47	USD	800,000	74,658	74,658
Receive	6-month GBP-LIBOR	Semi-Annual	0.581	Semi-Annual	04/02/50	GBP	200,000	46,862	46,862
Receive	6-month JPY-LIBOR	Semi-Annual	0.375	Semi-Annual	01/13/46	JPY	50,000,000	14,459	14,459
Receive	1-month USD-LIBOR	Monthly	1.493	Monthly	09/12/21	USD	11,000,000	(67,986)	(67,986)
Receive	1-month USD-LIBOR	Monthly	1.983	Monthly	10/27/22	USD	23,590,000	(671,418)	(671,418)
Receive	1-month USD-LIBOR	Monthly	2.816	Monthly	06/19/23	USD	1,716,000	(97,758)	(97,758)
Receive	1-month USD-LIBOR	Monthly	2.514	Monthly	01/24/25	USD	1,210,000	(85,784)	(85,784)
Receive	1-month USD-LIBOR	Monthly	2.728	Monthly	03/01/25	USD	4,110,000	(329,606)	(329,606)
Receive	1-month USD-LIBOR	Monthly	2.210	Monthly	10/27/26	USD	3,590,000	(225,323)	(225,323)
Receive	1-month USD-LIBOR	Monthly	2.681	Monthly	02/02/28	USD	1,690,000	(155,948)	(155,948)
Receive	1-month USD-LIBOR	Monthly	1.115	Monthly	03/01/28	USD	2,000,000	26,080	26,080
Receive	1-month USD-LIBOR	Monthly	2.884	Monthly	06/19/28	USD	910,000	(97,901)	(97,901)
Receive	1-month USD-LIBOR	Monthly	3.099	Monthly	10/18/28	USD	780,000	(97,306)	(97,306)
Receive	1-month USD-LIBOR	Monthly	1.646	Monthly	10/30/29	USD	3,000,000	(33,290)	(33,290)
Receive	3-month USD-LIBOR	Quarterly	1.807	Semi-Annual	12/18/29	USD	2,250,000	(29,356)	(29,356)
Receive	3-month USD-LIBOR	Quarterly	1.709	Semi-Annual	04/21/31	USD	443,000	3,294	3,294
Receive	3-month USD-LIBOR	Quarterly	1.729	Semi-Annual	04/21/31	USD	370,500	2,063	2,063
Receive	3-month USD-LIBOR	Quarterly	1.751	Semi-Annual	04/21/31	USD	406,000	1,433	1,433
Receive	3-month USD-LIBOR	Quarterly	1.770	Semi-Annual	04/21/31	USD	375,000	647	647
Receive	3-month USD-LIBOR	Quarterly	1.783	Semi-Annual	04/21/31	USD	370,000	–	–
Receive	1-month USD-LIBOR	Monthly	2.390	Monthly	12/11/32	USD	400,000	(27,166)	(27,166)
Receive	1-month USD-LIBOR	Monthly	2.962	Monthly	04/30/33	USD	530,000	(69,839)	(69,839)
Receive	1-month USD-LIBOR	Monthly	3.148	Monthly	10/18/33	USD	520,000	(80,421)	(80,421)
								$(597,762)	$(597,762)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

At March 31, 2021, the following OTC total return swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Japanese Government 30-year Issue	At Maturity	(0.03)%	At Maturity	BNP Paribas	04/22/21	JPY	230,000,000	$1,054	$–	$1,054
Receive	Japanese Government 20-year Issue	At Maturity	(0.03)%	At Maturity	BNP Paribas	05/07/21	JPY	50,000,000	(750)	–	(750)
Receive	Japanese Government 5-year Issue	At Maturity	(0.03)%	At Maturity	BNP Paribas	06/10/21	JPY	1,457,000,000	25,547	–	25,547
Receive	Japanese Government 20-year Issue	At Maturity	0.00%	At Maturity	Citibank N.A.	04/08/21	JPY	345,000,000	(18,766)	–	(18,766)
									$7,085	$–	$7,085

At March 31, 2021, the following OTC purchased credit default swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Reference Entity(2)	Fixed Rate	Pay/ Receive Financing Rate	Strike Price	Expiration Date	Notional Amount		Cost	Fair Value
Put on 5-Year Credit Default Swap	JPMorgan Chase Bank N.A.	CDX North American High Yield Index, Series 35, Version 1	5.000%	Pay	105.500%	05/19/21	USD	2,198,000	$16,935	$7,018
									$16,935	$7,018

At March 31, 2021, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call USD vs. Put AUD	Citibank N.A.	06/16/21	0.747	USD	6,796,000	$62,822	$79,578
						$62,822	$79,578

At March 31, 2021, the following OTC written foreign currency options were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Premiums Received	Fair Value
Call USD vs. Put AUD	Citibank N.A.	04/15/21	0.768	USD	3,853,000	$31,912	$(71,302)
						$31,912	$(71,302)

At March 31, 2021, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(3)	BNP Paribas	Pay	1.660%	3-month USD-LIBOR	04/19/21	USD	2,282,000	$20,709	$(5,291)
Call on 10-Year Interest Rate Swap(3)	Morgan Stanley Capital Services LLC	Pay	1.740%	3-month USD-LIBOR	09/23/21	USD	4,235,000	27,242	(20,436)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 30-Year Interest Rate Swap(3)	Morgan Stanley Capital Services LLC	Pay	2.200%	3-month USD-LIBOR	04/28/21	USD	843,000	$18,251	$(16,743)
Put on 10-Year Interest Rate Swap(4)	BNP Paribas	Receive	1.660%	3-month USD-LIBOR	04/19/21	USD	2,282,000	20,709	(32,902)
Put on 10-Year Interest Rate Swap(4)	Morgan Stanley Capital Services LLC	Receive	2.740%	3-month USD-LIBOR	09/23/21	USD	4,235,000	47,294	(47,008)
Put on 30-Year Interest Rate Swap(4)	Morgan Stanley Capital Services LLC	Receive	2.200%	3-month USD-LIBOR	04/28/21	USD	843,000	18,251	(17,438)
								$152,456	$(139,818)

(1)	The Portfolio will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Portfolio has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Portfolio has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.
(2)	Payments received quarterly.
(3)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(4)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Cost for federal income tax purposes was $177,012,573.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$11,067,276
Gross Unrealized Depreciation	(11,936,550)
Net Unrealized Depreciation	$(869,274)